Taxes - Schedule of Income Tax Payable (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Income Tax Payable [Abstract]
Balance at beginning of period	$ 1,039,854	$ 1,058,294
Decrease related to current year tax positions	(996)	(3,322)
Foreign currency translation adjustments	33,300	(15,118)
Balance at end of period	$ 1,072,158	$ 1,039,854